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Emerald Finance and Banking Innovation Fund
EMERALD FINANCE AND BANKING INNOVATION FUND (THE “FUND”)
INVESTMENT OBJECTIVE
The Fund seeks long term growth through capital appreciation.
Income is a secondary objective.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial intermediary, in the section “BUYING, EXCHANGING AND REDEEMING SHARES” at page 27 of the prospectus and the section “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 30 of the Fund’s statement of additional information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Emerald Finance and Banking Innovation Fund	Class A	Class C	Institutional Class	Investor Class
Maximum sales charge (load) on purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Emerald Finance and Banking Innovation Fund		Class A	Class C	Institutional Class	Investor Class
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.35%	0.75%	none	0.25%
Other Fund Expenses		0.42%	0.43%	0.43%	0.42%
Shareholder Services Fees		none	0.25%	0.05%	0.15%
Total Other Expenses		0.42%	0.68%	0.48%	0.57%
Total Annual Fund Operating Expenses	[1]	1.77%	2.43%	1.48%	1.82%
[1]	Total Annual Fund Operating Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Emerald Finance and Banking Innovation Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	646	1,006	1,388	2,457
Class C	346	757	1,295	2,762
Institutional Class	151	468	808	1,766
Investor Class	185	572	985	2,134

You would pay the following expenses if you did not redeem your Shares:
Expense Example, No Redemption - Emerald Finance and Banking Innovation Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	646	1,006	1,388	2,457
Class C	246	757	1,295	2,762
Institutional Class	151	468	808	1,766
Investor Class	185	572	985	2,134

The Example does not reflect sales charges (loads) on dividends reinvested and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover was 56% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Emerald Finance and Banking Innovation Fund has adopted an investment policy that it will, under normal conditions, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in stocks (both common and preferred) of companies principally engaged in banking or financial services, and collective investment vehicles such as mutual funds and exchange-traded funds that invest in companies that are principally engaged in banking and financial services as denoted by being classified as within the Banks, Financial Services, Insurance or within the Transaction Processing Services SubSector (as determined by the Russell Industry Classification Benchmark). This requirement is applied at the time the Fund invests its assets. The Emerald Finance and Banking Innovation Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval.

The Fund can invest in companies from a wide range of industries and of various sizes. The Fund will invest primarily in mid and small-size companies, at the time of purchase. The Adviser typically defines mid and small-size companies as those having a market capitalization equal to or less than that of the largest companies in the Russell 2500 Index. As of July 1, 2024, the Russell 2500 Index included securities issued by companies that ranged in size between $18 million and $21.3 billion. Micro-cap stocks are not a principal investment strategy of the Fund. While the non-fundamental policy described above allows for the Fund to invest in companies that are principally engaged in either banking or financial services, the Fund has adopted a fundamental policy that it will invest not less than 25% of its net assets in securities of companies principally engaged in the banking industry and not less than 25% of its net assets in securities of companies principally engaged in the financial services industry. For purposes of this fundamental policy, a company is defined as being in the banking or financial services industries if such company is classified as within the Banks, Financial Services, Insurance or within the Transaction Processing Services SubSector (as determined by the Russell Industry Classification Benchmark).

Companies in the banking industry are defined to include U.S. and foreign commercial and industrial banking and savings institutions and their parent holding companies. Companies in the financial services industry are defined to include commercial and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, mortgage real estate investment trusts, insurance and insurance holding companies, leasing companies, and companies engaged in financial technology-related activities including decentralized finance and distributed ledger technology.

Financial technology is the application of new technological advancements to products and services in the financial industry, seeking to improve and automate the delivery and use of financial services. Financial technology helps companies and consumers better manage their financial operations by utilizing specialized software. Financial technology companies compete with traditional financial methods in the delivery of financial services. Mobile banking, peer-to-peer lending, decentralized ledger technology and cryptocurrency are examples of financial technology.

The Fund may invest in stocks of special purpose acquisition companies (“SPACs”). The Fund does not target a particular form of SPAC, with the exception that the SPAC must have identified an acquisition target at or prior to the time of the Fund’s investment, and such target must be consistent with the ICB SuperSectors or SubSector outlined above.

Emerald Mutual Fund Advisers Trust (“Emerald” or the “Adviser”) applies the theme of innovation to these investment guidelines by pursuing companies that the Adviser believes are reinventing/redesigning existing products/services thereby generating value for their customers, creating a competitive advantage and driving business growth.

The Adviser utilizes a growth approach to choosing securities based upon fundamental research which attempts to identify companies whose earnings growth rate exceeds that of their peer group, exhibit a competitive advantage in niche markets, or do not receive significant coverage from other institutional investors.

The Fund generally sells investments when the Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed.

There are no limitations with respect to the type of REITs in which the Fund may invest.

At this time, the Fund will not invest directly in cryptocurrencies or initial coin offerings.

PRINCIPAL RISKS OF THE FUND
PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.emeraldmutualfunds.com or by calling 1-855-828-9909.

Calendar Year Annual Returns — Class A

Best Quarter — December 31, 2020	45.62%
Worst Quarter — March 31, 2020	-39.58%
The Fund’s Class A share year-to-date return as of June 30, 2024 was -7.08%.
Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Total Returns - Emerald Finance and Banking Innovation Fund		1 Year	5 Years	10 Years	Inception Date
Class A		10.10%	(1.83%)	2.65%	Feb. 18, 1997
Class A | After Taxes on Distributions	[1]	10.10%	(2.51%)	1.72%	Feb. 18, 1997
Class A | After Taxes on Distributions and Sales		5.98%	(1.38%)	2.13%	Feb. 18, 1997
Class A | Russell 3000 Index (reflects no deductions for fees, expenses or taxes)	[2]	25.96%	15.16%	11.48%	Feb. 18, 1997
Class A | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	[3]	16.93%	9.97%	7.16%	Feb. 18, 1997
Class A | Russell 2000 Financial Services (reflects no deductions for fees, expenses or taxes)	[3]	12.24%	8.37%	7.27%	Feb. 18, 1997
Class C	[4]	13.81%	(1.52%)	2.48%	Jul. 01, 2000
Class C | Russell 3000 Index (reflects no deductions for fees, expenses or taxes)	[2],[4]	25.96%	15.16%	11.48%	Jul. 01, 2000
Class C | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	[2],[4]	16.93%	9.97%	7.16%	Jul. 01, 2000
Class C | Russell 2000 Financial Services (reflects no deductions for fees, expenses or taxes)	[3],[4]	12.24%	8.37%	7.27%	Jul. 01, 2000
Institutional Class	[4]	16.01%	(0.52%)	3.50%	Mar. 19, 2012
Institutional Class | Russell 3000 Index (reflects no deductions for fees, expenses or taxes)	[2],[4]	25.96%	15.16%	11.48%	Mar. 19, 2012
Institutional Class | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	[3],[4]	16.93%	9.97%	7.16%	Mar. 19, 2012
Institutional Class | Russell 2000 Financial Services (reflects no deductions for fees, expenses or taxes)	[3],[4]	12.24%	8.37%	7.27%	Mar. 19, 2012
Investor Class	[4]	15.56%	(0.90%)	3.14%	Mar. 16, 2010
Investor Class | Russell 3000 Index (reflects no deductions for fees, expenses or taxes)	[2],[4]	25.96%	15.16%	11.48%	Mar. 16, 2010
Investor Class | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	[3],[4]	16.93%	9.97%	7.16%	Mar. 16, 2010
Investor Class | Russell 2000 Financial Services (reflects no deductions for fees, expenses or taxes)	[3],[4]	12.24%	8.37%	7.27%	Mar. 16, 2010
[1]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
[2]	Broad-based securities market index.
[3]	Additional index.
[4]	After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class C, Institutional Class and Investor Class shares will vary from those shown for Class A shares due to varying expenses among the classes. The returns do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when they buy or sell shares of the Fund.

Emerald Finance and Banking Innovation Fund | Market Risk

Market Risk: Securities markets are volatile and can decline significantly in response to issuer, political, market, and economic developments including interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues. Such events include the pandemic caused by the novel coronavirus and its variants (COVID-19), which has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility. Such events also include Russia’s recent invasion of Ukraine, which could have a negative impact on the economy and business activity globally. Historically, markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. The Fund’s portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Emerald Finance and Banking Innovation Fund | Equity Securities Risk

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. The price of equity securities can decline significantly in response to issuer, political, market, and economic developments including interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues.

Emerald Finance and Banking Innovation Fund | Managed Portfolio Risk
Managed Portfolio Risk: The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.
Emerald Finance and Banking Innovation Fund | Sector Risk

Sector Risk: Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Emerald Finance and Banking Innovation Fund | Banking- and Financial Services-Related Investments Risk

Banking- and Financial Services-Related Investments Risk: The banking and financial services industries represent only a portion of the overall economy. Entities in these industries may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations. In addition, entities in these industries are particularly vulnerable to certain factors affecting the industries as a whole, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. There is a risk that those issuers (or the sector) will perform poorly and negatively impact the Fund.

Emerald Finance and Banking Innovation Fund | Growth Stocks Risk

Growth Stocks Risk: Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. The market prices of companies believed to have good prospects for revenues and earnings growth tend to reflect those expectations. When it appears those expectations will not be met, the prices of these securities typically fall. In addition, if the market does not come to share the Adviser’s assessment of an investment’s long-term growth, the Fund may underperform other mutual funds or stock indexes.

Emerald Finance and Banking Innovation Fund | Small and Medium Capitalization Stocks Risk

Small and Medium Capitalization Stocks Risk: Investment in securities of small or medium-sized companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Emerald Finance and Banking Innovation Fund | Concentration Risk

Concentration Risk: The Fund concentrates its investments in such issuers to the extent permitted by applicable regulatory guidance. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Emerald Finance and Banking Innovation Fund | Distributed Ledger Technology DLT and Blockchain Investments Risk

Distributed Ledger Technology (“DLT”) and Blockchain Investments Risk. The Fund may invest in companies listed on U.S. and Canadian exchanges that are engaged in the use of, or have exposure to, DLT and blockchain. The mechanics of using DLT, including blockchain, to transact in assets such as securities or derivatives, is relatively new and untested and there is no assurance that widespread adoption will occur. DLT and blockchain are subject to a rapidly-evolving regulatory landscape in the United States and in other countries, which might include security, privacy or other regulatory concerns that could negatively impact the companies in which the Fund invests. Companies in which the Fund invests may also be subject to the risk of fraud and cybersecurity threats and intellectual property claims. A significant disruption of Internet connectivity could impede the functionality of these technologies and could adversely affect the Fund.

Emerald Finance and Banking Innovation Fund | Financial Technology Risk

Financial Technology Risk. Companies that are developing financial technologies that seek to disrupt or displace established financial institutions generally face competition from much larger and more established firms. Financial technology companies may not be able to capitalize on their disruptive technologies if they face political and/or legal attacks from competitors, industry groups or local and national governments. Laws generally vary by country, creating some challenges to achieving scale. These financial technology companies may not currently derive any revenue, and there is no assurance that such company will derive any revenue from innovative technologies in the future. Additionally, financial technology companies may be adversely impacted by potential rapid product obsolescence, cybersecurity attacks, increased regulatory oversight and disruptions in the technology they depend on.

Emerald Finance and Banking Innovation Fund | Foreign Securities Risk

Foreign Securities Risk: To the extent the Fund invests in securities of foreign (non-U.S.) companies, the Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

Canadian Securities Risk: The Fund may invest in the securities of companies listed for trading in Canada. Investments in Canadian issuers may subject the Fund to regulatory, political, currency, security and economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.

Emerald Finance and Banking Innovation Fund | Liquidity Risk

Liquidity Risk: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity if its credit rating falls, it experiences sudden unexpected cash outflows, or some other event causes counterparties to avoid trading with or lending to the institution. A firm is also exposed to liquidity risk if markets on which it depends are subject to loss of liquidity. Derivative based securities and privately issued mortgage-related securities and other asset-backed securities, which do not have a government or government-sponsored guarantee that are subject to substantial market and credit risk may have greater liquidity risk. Less liquid securities may trade infrequently, trade at a smaller volume, and be quite volatile. This means that they may be harder to purchase or sell at a fair price or quickly enough to prevent or minimize loss.

Emerald Finance and Banking Innovation Fund | Real Estate Securities and REITs Risk

Real Estate Securities and REITs Risk: Real estate investment trusts or “REITs” are issuers that invest in interests in real estate, including mortgages. Investing in REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants. REITs may not be diversified and are subject to heavy cash flow dependency and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986, as amended (the "Code") and failing to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). REITs may have limited financial resources, trade less frequently and in a limited volume, and be subject to more abrupt or erratic price movements than more widely held securities.

Emerald Finance and Banking Innovation Fund | Securities Issued By Other Investment Companies Risk

Securities Issued By Other Investment Companies Risk: The Fund may invest in shares of other investment companies, including other mutual funds, money market funds, ETFs, HOLDRs, unit investment trusts, and closed-end funds, to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in another investment company exposes the Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

Emerald Finance and Banking Innovation Fund | Special Purpose Acquisition Company Risk

Special Purpose Acquisition Company Risk. The Fund may invest in stock, rights, warrants, and other securities of special purpose acquisition companies or similar special purpose entities (collectively, “SPACs”). SPACs are often subject to extreme price volatility and speculative trading. SPACs may have little to no liquidity, and may trade at a discount to NAV. SPACs are “blank check” companies with no operating history. Accordingly, there is a limited basis, if any, on which to evaluate the SPAC’s ability to achieve its business objective, and the value of its securities is particularly dependent on the ability of the entity’s management to complete a profitable acquisition. The value of a SPAC’s securities can by highly volatile and may depreciate over time. A SPAC will not generate any revenues until, at the earliest, after the consummation of a transaction. Among other conflicts of interest, an investment in a SPAC may include the potential for misalignment of incentives in the structure of the SPAC.

Emerald Finance and Banking Innovation Fund | Risk Lose Money [Member]
Any of the investments made by the Fund can result in an investment loss, which may be significant.
Emerald Finance and Banking Innovation Fund | Risk Not Insured Depository Institution [Member]
Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Emerald Growth Fund
EMERALD GROWTH FUND (THE “FUND”)
INVESTMENT OBJECTIVE
The Fund seeks long-term growth through capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial intermediary, in the section “BUYING, EXCHANGING AND REDEEMING SHARES” at page 27 of the prospectus and the section “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 30 of the Fund’s statement of additional information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Emerald Growth Fund	Class A	Class C	Institutional Class	Investor Class
Maximum sales charge (load) on purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Emerald Growth Fund	Class A	Class C	Institutional Class	Investor Class
Management Fees	0.61%	0.61%	0.61%	0.61%
Distribution and Service (12b-1) Fees	0.35%	0.75%	none	0.25%
Other Fund Expenses	0.14%	0.15%	0.13%	0.13%
Shareholder Services Fees	none	0.25%	0.05%	0.15%
Total Other Expenses	0.14%	0.40%	0.18%	0.28%
Total Annual Fund Operating Expenses	1.10%	1.76%	0.79%	1.14%

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Emerald Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	582	808	1,052	1,750
Class C	279	554	954	2,070
Institutional Class	81	252	439	977
Investor Class	116	362	627	1,385

You would pay the following expenses if you did not redeem your Shares:
Expense Example, No Redemption - Emerald Growth Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	582	808	1,052	1,750
Class C	179	554	954	2,070
Institutional Class	81	252	439	977
Investor Class	116	362	627	1,385

The Example does not reflect sales charges (loads) on dividends reinvested and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). For U.S. federal income tax purposes, a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal conditions, the Fund typically invests in equity securities of U.S. and foreign companies, including common stocks, preferred stocks, and securities convertible into common or preferred stocks.

The Fund utilizes a fundamental approach to choosing securities: the research staff of Emerald conducts company-specific research analysis to identify companies whose earnings growth rate exceeds that of their peer group. Companies with perceived leadership positions and competitive advantages in niche markets that do not receive significant coverage from other institutional investors are favored.

The Fund can invest in companies from a wide range of industries and of various sizes. This includes smaller companies, which are defined by the Adviser as those having a market capitalization equal to or less than that of the largest companies in the Russell 2000 Index. As of July 1, 2024, the Russell 2000 Index included securities issued by companies that ranged in size between $18 million and $10.7 billion.

The Fund generally sells investments when the Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed.

PRINCIPAL RISKS OF THE FUND
PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.emeraldmutualfunds.com or by calling 1-855-828-9909.

Calendar Year Annual Returns — Class A

Best Quarter — June 30, 2020	32.13%
Worst Quarter — March 31, 2020	-24.26%
The Fund’s Class A share year-to-date return as of June 30, 2024 was 9.71%.
Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Total Returns - Emerald Growth Fund		1 Year	5 Years	10 Years	Inception Date
Class A		13.05%	9.41%	7.72%	Oct. 01, 1992
Class A | After Taxes on Distributions	[1]	11.36%	7.18%	6.07%	Oct. 01, 1992
Class A | After Taxes on Distributions and Sales		8.87%	7.32%	5.98%	Oct. 01, 1992
Class A | Russell 3000 Index (reflects no deductions for fees, expenses or taxes)	[2]	25.96%	15.16%	11.48%	Oct. 01, 1992
Class A | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	[3]	18.66%	9.22%	7.16%	Oct. 01, 1992
Class C	[4]	16.93%	9.75%	7.54%	Jul. 01, 2000
Class C | Russell 3000 Index (reflects no deductions for fees, expenses or taxes)	[2],[4]	25.96%	15.16%	11.48%	Jul. 01, 2000
Class C | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	[3],[4]	18.66%	9.22%	7.16%	Jul. 01, 2000
Institutional Class	[4]	19.06%	10.82%	8.58%	Oct. 21, 2008
Institutional Class | Russell 3000 Index (reflects no deductions for fees, expenses or taxes)	[2],[4]	25.96%	15.16%	11.48%	Oct. 21, 2008
Institutional Class | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	[3],[4]	18.66%	9.22%	7.16%	Oct. 21, 2008
Investor Class	[4]	18.59%	10.43%	8.20%	May 02, 2011
Investor Class | Russell 3000 Index (reflects no deductions for fees, expenses or taxes)	[2],[4]	25.96%	15.16%	11.48%	May 02, 2011
Investor Class | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	[3],[4]	18.66%	9.22%	7.16%	May 02, 2011
[1]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
[2]	Broad-based securities market index.
[3]	Additional index.
[4]	After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class C, Institutional Class and Investor Class shares will vary from those shown for Class A shares due to varying expenses among the classes. The returns do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when they buy or sell shares of the Fund.

Emerald Growth Fund | Market Risk

Market Risk: Securities markets are volatile and can decline significantly in response to issuer, political, market, and economic developments including interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues. Such events include the pandemic caused by the novel coronavirus and its variants (COVID-19), which has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility. Such events also include Russia’s recent invasion of Ukraine, which could have a negative impact on the economy and business activity globally. Economic and/or geopolitical developments in China may affect the global economy. These conditions may trigger a significant reduction in international trade and damage to China’s economy. Events such as these and their consequences are difficult to predict and could have a negative impact on the Fund’s performance. Historically, markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. The Fund’s portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Emerald Growth Fund | Equity Securities Risk

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. The price of equity securities can decline significantly in response to issuer, political, market, and economic developments including interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues.

Emerald Growth Fund | Managed Portfolio Risk
Managed Portfolio Risk: The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.
Emerald Growth Fund | Growth Stocks Risk

Growth Stocks Risk: Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. The market prices of companies believed to have good prospects for revenues and earnings growth tend to reflect those expectations. When it appears those expectations will not be met, the prices of these securities typically fall. In addition, if the market does not come to share the Adviser’s assessment of an investment’s long-term growth, the Fund may underperform other mutual funds or stock indexes.

Emerald Growth Fund | Small and Medium Capitalization Stocks Risk

Small and Medium Capitalization Stocks Risk: Investment in securities of medium- and smaller-sized companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Emerald Growth Fund | Foreign Securities Risk

Foreign Securities Risk: To the extent the Fund invests in securities of foreign (non-U.S.) companies, the Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

Canadian Securities Risk: The Fund may invest in the securities of companies listed for trading in Canada. Investments in Canadian issuers may subject the Fund to regulatory, political, currency, security and economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.

Emerald Growth Fund | Liquidity Risk

Liquidity Risk: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity if its credit rating falls, it experiences sudden unexpected cash outflows, or some other event causes counterparties to avoid trading with or lending to the institution. A firm is also exposed to liquidity risk if markets on which it depends are subject to loss of liquidity. Derivative based securities and privately issued mortgage-related securities and other asset-backed securities, which do not have a government or government-sponsored guarantee, that are subject to substantial market and credit risk may have greater liquidity risk. Less liquid securities may trade infrequently, trade at a smaller volume, and be quite volatile. This means that they may be harder to purchase or sell at a fair price or quickly enough to prevent or minimize loss.

Emerald Growth Fund | Real Estate Securities and REITs Risk

Real Estate Securities and REITs Risk: Real estate investment trusts or “REITs” are issuers that invest in interests in real estate, including mortgages. Investing in REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants. REITs may not be diversified and are subject to heavy cash flow dependency and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Code and failing to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). REITs may have limited financial resources, trade less frequently and in a limited volume, and be subject to more abrupt or erratic price movements than more widely held securities.

Emerald Growth Fund | Securities Issued By Other Investment Companies Risk

Securities Issued By Other Investment Companies Risk: The Fund may invest in shares of other investment companies, including other mutual funds, money market funds, ETFs, HOLDRs, unit investment trusts, and closed-end funds, to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in another investment company exposes the Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

Emerald Growth Fund | Health Care Sector Risk

Health Care Sector Risk. Factors such as extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products, services and facilities, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments can affect companies in the health care sector.

Emerald Growth Fund | Risk Lose Money [Member]
Any of the investments made by the Fund can result in an investment loss, which may be significant.
Emerald Growth Fund | Risk Not Insured Depository Institution [Member]
Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Emerald Insights Fund
EMERALD INSIGHTS FUND (THE “FUND”)
INVESTMENT OBJECTIVE
The Fund seeks long-term growth through capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial intermediary, in the section “BUYING, EXCHANGING AND REDEEMING SHARES” at page 27 of the prospectus and the section “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 30 of the Fund’s statement of additional information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Emerald Insights Fund	Class A	Class C	Institutional Class	Investor Class
Maximum sales charge (load) on purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Emerald Insights Fund		Class A	Class C	Institutional Class	Investor Class
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.35%	0.75%	none	0.25%
Other Fund Expenses		0.93%	0.97%	0.93%	0.93%
Shareholder Services Fees		none	0.25%	0.05%	0.15%
Total Other Expenses		0.93%	1.22%	0.98%	1.08%
Total Annual Fund Operating Expenses	[1]	2.03%	2.72%	1.73%	2.08%
Fee Waiver and Expense Reimbursement	[2]	(0.68%)	(0.72%)	(0.68%)	(0.68%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[3]	1.35%	2.00%	1.05%	1.40%
[1]	Total Annual Fund Operating Expenses have been restated to reflect current fees.
[2]	Emerald Mutual Fund Advisers Trust (“Emerald” or the “Adviser”) has agreed contractually to waive a portion of its fees and reimburse other expenses in amounts necessary to limit the Fund’s operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expense) for Class A, Class C, Institutional Class, and Investor Class shares to an annual rate (as percentage of the Fund’s average daily net assets) of 1.35%, 2.00%, 1.05% and 1.40% respectively. This agreement (the “Expense Agreement”) shall continue at least through August 31, 2025. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap then in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Adviser may not discontinue this waiver, prior to August 31, 2025, without the approval by the Fund’s Board of Trustees.
[3]	Total Annual Fund Operating Expenses after fee Waiver/Expense Reimbursement may differ than those listed in the Financial Highlights.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2025. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Emerald Insights Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	606	1,019	1,456	2,667
Class C	303	776	1,375	2,994
Institutional Class	107	478	874	1,982
Investor Class	143	586	1,055	2,353

You would pay the following expenses if you did not redeem your Shares:
Expense Example, No Redemption - Emerald Insights Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	606	1,019	1,456	2,667
Class C	203	776	1,375	2,994
Institutional Class	107	478	874	1,982
Investor Class	143	586	1,055	2,353

The Example does not reflect sales charges (loads) on dividends reinvested and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal conditions, the Fund typically invests in equity securities of U.S. and foreign companies, including common stocks, preferred stocks, and securities convertible into common or preferred stocks.

The Fund utilizes a fundamental approach to choosing securities: the Adviser’s research staff conducts company-specific research analysis to identify companies whose earnings growth rate exceeds that of their peer group, generally considered to be, growth companies. The Adviser favors companies with perceived leadership positions and competitive advantages in niche markets that do not receive significant attention from published analysts or other institutional investors.

The Fund can invest in companies from a wide range of industries and of various sizes. The Fund will invest primarily in mid and small-size companies. The Adviser typically defines mid-size companies as those having a market capitalization equal to or less than that of the largest companies in the Russell 3000® Growth Index. As of July 1, 2024, the Russell 3000® Growth Index included securities issued by companies that ranged in size between $18 million and $3.4 trillion. The Adviser typically defines small-size companies as those having a market capitalization equal to or less than that of the largest companies in the Russell 2000 Growth Index. As of July 1, 2024, the Russell 2000 Growth Index included securities issued by companies that ranged in size between $18 million and $10.7 billion.

The Fund generally sells investments when the Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed.

PRINCIPAL RISKS OF THE FUND
PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.emeraldmutualfunds.com or by calling 1-855-828-9909.

Calendar Year Annual Returns — Class A

Best Quarter — June 30, 2020	35.17%
Worst Quarter — June 30, 2022	-23.71%
The Fund’s Class A share year-to-date return as of June 30, 2024 was 17.65%.
Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Total Returns - Emerald Insights Fund		1 Year	5 Years	Since Inception	Inception Date
Class A		34.13%	18.35%	11.20%	Aug. 01, 2014
Class A | After Taxes on Distributions	[1]	34.13%	16.35%	9.57%	Aug. 01, 2014
Class A | After Taxes on Distributions and Sales		20.20%	14.34%	8.65%	Aug. 01, 2014
Class A | Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	[2]	25.96%	15.16%	11.70%	Aug. 01, 2014
Class A | Russell 3000® Growth Index (reflects no deductions for fees, expenses or taxes)	[3]	41.21%	18.85%	14.84%	Aug. 01, 2014
Class C	[4]	38.96%	18.74%	11.04%	Aug. 01, 2014
Class C | Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	[2],[4]	25.96%	15.16%	11.70%	Aug. 01, 2014
Class C | Russell 3000® Growth Index (reflects no deductions for fees, expenses or taxes)	[3],[4]	41.21%	18.85%	14.84%	Aug. 01, 2014
Institutional Class	[4]	41.17%	19.87%	12.10%	Aug. 01, 2014
Institutional Class | Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	[2],[4]	25.96%	15.16%	11.70%	Aug. 01, 2014
Institutional Class | Russell 3000® Growth Index (reflects no deductions for fees, expenses or taxes)	[2],[4]	41.21%	18.85%	14.84%	Aug. 01, 2014
Investor Class	[4]	40.82%	19.48%	11.72%	Aug. 01, 2014
Investor Class | Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	[2],[4]	25.96%	15.16%	11.70%	Aug. 01, 2014
Investor Class | Russell 3000® Growth Index (reflects no deductions for fees, expenses or taxes)	[3],[4]	41.21%	18.85%	14.84%	Aug. 01, 2014
[1]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
[2]	Broad-based securities market index.
[3]	Additional index.
[4]	After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class C, Institutional Class and Investor Class shares will vary from those shown for Class A shares due to varying expenses among the classes. The returns do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when they buy or sell shares of the Fund.

Emerald Insights Fund | Market Risk

Market Risk: Securities markets are volatile and can decline significantly in response to issuer, political, market, and economic developments including interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues. Such events include the pandemic caused by the novel coronavirus and its variants (COVID-19), which has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility. Such events also include Russia’s recent invasion of Ukraine, which could have a negative impact on the economy and business activity globally. Economic and/or geopolitical developments in China may affect the global economy. These conditions may trigger a significant reduction in international trade and damage to China’s economy. Events such as these and their consequences are difficult to predict and could have a negative impact on the Fund’s performance. Historically, markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. The Fund’s portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Emerald Insights Fund | Equity Securities Risk

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. The price of equity securities can decline significantly in response to issuer, political, market, and economic developments including interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues.

Emerald Insights Fund | Managed Portfolio Risk
Managed Portfolio Risk: The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.
Emerald Insights Fund | Growth Stocks Risk

Growth Stocks Risk: Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. The market prices of companies believed to have good prospects for revenues and earnings growth tend to reflect those expectations. When it appears those expectations will not be met, the prices of these securities typically fall. In addition, if the market does not come to share the Adviser’s assessment of an investment’s long-term growth, the Fund may underperform other mutual funds or stock indexes.

Emerald Insights Fund | Small and Medium Capitalization Stocks Risk

Small and Medium Capitalization Stocks Risk: Investment in securities of small or medium-sized companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Emerald Insights Fund | Foreign Securities Risk

Foreign Securities Risk: To the extent the Fund invests in securities of foreign (non-U.S.) companies, the Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

Canadian Securities Risk: The Fund may invest in the securities of companies listed for trading in Canada. Investments in Canadian issuers may subject the Fund to regulatory, political, currency, security and economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.

Emerald Insights Fund | Technology Sector Risk

Technology Sector Risk: To the extent the Fund invests in technology companies, the Fund is particularly vulnerable to factors affecting the technology sector, such as dependency on consumer and business acceptance as new technology evolves, large and rapid price movements resulting from competition, rapid obsolescence of products and services and short product cycles. Many technology companies are small and at an earlier stage of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.

Emerald Insights Fund | Risk Lose Money [Member]
Any of the investments made by the Fund can result in an investment loss, which may be significant.
Emerald Insights Fund | Risk Not Insured Depository Institution [Member]
Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.